Employee Benefit Plans - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of shares vested			$ 874,000	$ 951,000
Intrinsic value of options exercised			365,000	250,000
Aggregate intrinsic value of total options outstanding			1,860,000
Aggregate intrinsic value of exercisable options			1,460,000
Cash received from options exercised			317,000
Tax benefits from exercise of stock options			$ 0	$ 0
Total unvested stock options | shares			174,900	125,800
Shares, Granted | shares			85,500	20,500
Unvested stock options vested | shares			36,400
Weighted average calculated value of stock options granted | $ / shares			$ 3.85
Estimated dividend yield term			The dividend yield is the estimated dividend we expect to pay over the next four or five years.
Defined contribution plan, number of common stock outstanding | shares	5,705,082		5,687,914	5,098,068
Employee Stock Ownership Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Defined contribution plan, description	The Company makes contributions up to 3% of each participant's annual compensation and the Company matches 50% of the next 2% contributed by the employee.		The Company makes contributions up to 3% of each participant's annual compensation and the Company matches 50% of the next 2% contributed by the employee.
Maximum annual contributions amount per employee	$ 19,000	$ 18,500	$ 18,500	$ 18,000
Maximum annual contributions percentage per employee	3.00%		3.00%
Employer matching percentage of compensation contributed	50.00%		50.00%
Employer matching percentage of employees compensation contributed	2.00%		2.00%
Contributions by company	$ 208,000	$ 175,000	$ 341,000	306,000
Fair Value of Common stock related to 401(k) Employee Stock Ownership Plan	2,040,000		1,650,000	1,320,000
Common stock related to 401(k) Employee Stock Ownership Plan	$ 1,600,000		$ 1,370,000	950,000
Employee Stock Ownership Plan | Defined Benefit Plans Adjustment
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of periods available to purchase shares following distribution	2		2
Fair Value of Common stock related to 401(k) Employee Stock Ownership Plan	$ 0		$ 0	0
Performance Share Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized			68,000	$ 56,000
Unrecorded compensation expense			$ 412,000
Weighted average period of unrecorded compensation costs			1 year 9 months 18 days
Stock Compensation Plan | Employee Stock Ownership Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Defined contribution plan, number of common stock outstanding | shares	79,332,000		68,889,000	53,715,000
Defined contribution plan, number of common stock outstanding, shares unallocated | shares	0		0	0
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend payment period			5 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend payment period			4 years
2015 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for possible issuance | shares			300,000
2015 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity incentive plan, expiration period			10 years